Leases - Schedule of Future Minimum Operating Lease Payments After Adoption (Detail) $ in Millions	Dec. 31, 2019 CAD ($)
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 12
2021	12
2022	11
2023	10
2024	9
Thereafter	33
Total undiscounted minimum lease payments	87
Less: discounting minimum lease payments to present value	(9)
Total discounted minimum lease payments	78
Committed amounts for leases that have not yet commenced	$ 6